Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 7,404	$ 6,155	$ 8,010
Add
Allowance for acquired credit losses	127	336
Provision for credit losses	2,275	1,977	(1,173)
Deduct
Loans charged-off	2,291	1,500	1,208
Less recoveries of loans charged-off	(386)	(437)	(526)
Net loan charge-offs (recoveries)	1,905	1,063	682
Other Changes		(1)
Balance at end of period	7,839	7,404	6,155
MUB
Deduct
Loans charged-off		179
Provision for credit losses related to loans acquired		662
Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(62)
Deduct
Balance at end of period		(62)
Commercial | Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	2,163	1,849	2,423
Add
Allowance for acquired credit losses	0	163
Provision for credit losses	270	378	(471)
Deduct
Loans charged-off	389	319	222
Less recoveries of loans charged-off	(75)	(92)	(119)
Net loan charge-offs (recoveries)	314	227	103
Other Changes		0
Balance at end of period	2,119	2,163	1,849
Commercial | Commercial | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Deduct
Balance at end of period		0
Commercial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	1,325	1,123	1,544
Add
Allowance for acquired credit losses	127	87
Provision for credit losses	431	152	(419)
Deduct
Loans charged-off	281	54	29
Less recoveries of loans charged-off	(18)	(17)	(27)
Net loan charge-offs (recoveries)	263	37	2
Other Changes		0
Balance at end of period	1,620	1,325	1,123
Commercial | Commercial real estate | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Deduct
Balance at end of period		0
Consumer | Residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	926	565	573
Add
Allowance for acquired credit losses	0	36
Provision for credit losses	41	302	(40)
Deduct
Loans charged-off	129	13	18
Less recoveries of loans charged-off	(20)	(36)	(50)
Net loan charge-offs (recoveries)	109	(23)	(32)
Other Changes		0
Balance at end of period	827	926	565
Consumer | Residential mortgages | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(31)
Deduct
Balance at end of period		(31)
Consumer | Credit card
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	2,020	1,673	2,355
Add
Allowance for acquired credit losses	0	45
Provision for credit losses	1,259	826	(170)
Deduct
Loans charged-off	1,014	696	686
Less recoveries of loans charged-off	(165)	(172)	(174)
Net loan charge-offs (recoveries)	849	524	512
Other Changes		0
Balance at end of period	2,403	2,020	1,673
Consumer | Credit card | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(27)
Deduct
Balance at end of period		(27)
Consumer | Other retail
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	970	945	1,115
Add
Allowance for acquired credit losses	0	5
Provision for credit losses	274	319	(73)
Deduct
Loans charged-off	478	418	253
Less recoveries of loans charged-off	(108)	(120)	(156)
Net loan charge-offs (recoveries)	370	298	97
Other Changes		(1)
Balance at end of period	870	970	$ 945
Consumer | Other retail | Change in accounting principle
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ (4)
Deduct
Balance at end of period		$ (4)